Stockholders Equity (Detail Textuals)	1 Months Ended				6 Months Ended		12 Months Ended
	Mar. 17, 2018 USD ($) shares	Oct. 23, 2017 USD ($) $ / shares shares	May 19, 2017 USD ($) $ / shares shares	Mar. 28, 2016 USD ($)	Jun. 30, 2018 PromissoryNote $ / shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($)
Stockholders Equity [Line Items]
Exercise price of warrants | $ / shares					$ 1.75		$ 2.47
Aggregate purchase price				$ 10,000,000		$ 1,480,001	$ 11,975,590	$ 10,000,000
Number of promissory note | PromissoryNote					2
Investors, officers & directors and affiliates | Private placement
Stockholders Equity [Line Items]
Purchase of shares | shares			727,273
Shares issued, price per share (in dollars per share) | $ / shares			$ 2.75
Aggregate purchase price			$ 2,000,000
Hong Kong Guo Yuan Group Capital Holdings Limited | Securities Purchase Agreement
Stockholders Equity [Line Items]
Purchase of shares | shares		5,494,505
Shares issued, price per share (in dollars per share) | $ / shares		$ 1.82
Aggregate purchase price		$ 10,000,000
Hong Kong Guo Yuan Group Capital Holdings Limited | Private placement
Stockholders Equity [Line Items]
Aggregate purchase price		$ 10,000,000
GTD | Private placement
Stockholders Equity [Line Items]
Number of shares issued | shares	25,066,878.20
GTD | Private placement | Promissory note one
Stockholders Equity [Line Items]
Issuance of promissory note	$ 10,000,000
GTD | Private placement | Promissory note two
Stockholders Equity [Line Items]
Issuance of promissory note	$ 4,933,121.80